Subsequent Events	6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Subsequent Events

Note 7. Subsequent Events

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to September 30, 2020 has determined, other than the event disclose below, that it does not have any other material subsequent events to disclose in these financial statements:

On October 21, 2020, the Company entered into a share exchange agreement (the “Share Exchange Agreement”) with QDM Holdings Limited, a BVI company (“QDM BVI”), and Huihe Zheng, the sole shareholder of QDM BVI (the “QDM BVI Shareholder”), who is also the principal stockholder, Chairman and Chief Executive Officer of the Company, to acquire all the issued and outstanding capital stock of QDM BVI in exchange for the issuance to the QDM BVI Shareholder 900,000 shares of a newly designated Series C Convertible Preferred Stock, par value $0.0001 per share (the “Series C Preferred Shares”), with each Series C Preferred Share initially being convertible into 11 shares of our common stock, par value $0.0001 per share (the “Common Stock”), subject to certain adjustments and limitations (the “Share Exchange”). The Share Exchange closed on October 21, 2020.

As a result of the consummation of the Share Exchange, the Company acquired QDM BVI and its indirect subsidiary, YeeTah Insurance Consultant Limited, a Hong Kong corporation, an insurance brokerage company primarily engaged in the sales and distribution of insurance products in Hong Kong.

The Company filed a Current Report on Form 8-K with the SEC on October 27, 2020, announcing the consummation of the Share Exchange (the “Super 8-K”). The Super 8-K contains descriptions of the business and results of operations of QDM BVI and its subsidiaries, including the audited financial statements of QDM BVI as of March 31, 2020 and 2019 and for the years then ended and the unaudited financial statements for the three months as of June 30, 2020 and 2019 and for the quarters then ended. The Super 8-K also includes pro forma financial statements giving effect to the Share Exchange. The financial statements for QDM BVI and its subsidiaries for the three and six months ended September 30, 2020 and 2019 are expected to be filed by an amendment to the Super 8-K.

On November 11, 2020, the Company’s board approved to issue an aggregate of 20,000 shares of common stock to its directors and officers as equity compensation for services they provide in 2020.

Note 11. Subsequent Events

In January 2020, the Company converted its outstanding convertible notes into shares of common stock. The $271,642 in notes payable with interest accrued was converted into 33,955,250 shares of common stock at a price of $0.008 per share.

In February 2020, the Company issued 104,000,000 shares of common stock at the equivalent price of $.001 per share in lieu of accrued compensation to our then Chief Executive Officer and President. The Company also converted 1,000,000 shares of Series A preferred shares into 10,000,000 shares of its common stock.

In February 2020, the Board approved the cancellation of 33,000,000 shares of common stock to our then Chief Executive Officer and President which were issued earlier in the month. This cancellation was necessary to keep the Company in compliance with the public float requirement of the OTCQB marketplace.

In February 2020, Timothy Shannon forgave $71,000 of debt owed to him from the Company in connection with the change of control.

On March 11, 2020, we incorporated QDM International Inc. (“QDM”), a Florida corporation and a wholly owned subsidiary and QDM Merger Sub, Inc. (“Merger Sub”), a Florida corporation and a wholly owned subsidiary of QDM, for the purposes of effectuating a name change by implementing a reorganization of our corporate structure through a merger (the “Merger”). On March 13, 2020, we entered into an Agreement and Plan of Merger (the “Merger Agreement”) by and among our company, QDM, and Merger Sub. On April 8, 2020, we filed the Articles of Merger with the State of Florida to effect the Merger as stipulated by the Merger Agreement.

Pursuant to the Merger Agreement, Merger Sub merged with and into the Company being the surviving entity. As a result, the separate corporate existence of Merger Sub ceased and the Company became a direct, wholly-owned subsidiary of QDM. Pursuant to the Merger Agreement and as a result of the Merger, all issued and outstanding shares of common stock and Series B Preferred Shares of the Company were converted into shares of QDM Common Stock and Series B Preferred Shares of QDM, respectively, on a one-for-one basis, with QDM securities having the same designations, rights, powers and preferences and the qualifications, limitations and restrictions as the corresponding share of the Company’s securities being converted. As a result, upon consummation of the Merger, all of our stockholders immediately prior to the Merger became stockholders of QDM.

Upon consummation of the Merger, QDM became the successor issuer to the Company pursuant to 12g-3(a) and as a result shares of QDM Common Stock was deemed to be registered under Section 12(g) of the Exchange Act.

QDM Holdings Limited [Member]
Subsequent Events

7. Subsequent Events

The Company has evaluated the impact of events that have occurred subsequent to September 30, 2020, through the date the consolidated financial statements were available to issue, and concluded, other than the event below, that no subsequent events have occurred that would require recognition in the consolidated financial statements or disclosure in the notes to the condensed consolidated financial statements:

On October 21, 2020, the Company entered into a share exchange agreement (the “Share Exchange Agreement”) with QDM International Inc., a US company (“QDM International”), and Huihe Zheng, the sole shareholder of the Company, who is also the principal stockholder, Chairman and Chief Executive Officer of QDM International. Pursuant to the Share Exchange Agreement, QDM International acquired all the issued and outstanding capital stock of QDM BVI in exchange for the issuance to the QDM BVI Shareholder 900,000 shares of a newly designated Series C Convertible Preferred Stock, par value $0.0001 per share (the “Series C Preferred Shares”), with each Series C Preferred Share initially being convertible into 11 shares of our common stock, par value $0.0001 per share (the “Common Stock”), subject to certain adjustments and limitations (the “Share Exchange”).

As a result of the consummation of the Share Exchange, the QDM International acquired the Company and all its subsidiaries.

12. Subsequent Events

The Group has evaluated the impact of events that have occurred subsequent to March 31, 2020, through the date the consolidated financial statements were available to issue, and concluded that no subsequent events have occurred that would require recognition in the consolidated financial statements or disclosure in the notes to the financial statements.